Disposition - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Entity	Dec. 31, 2009 Internet Advertising Segment Entity	Jul. 30, 2010 Allyes	Jan. 31, 2010 Allyes	Dec. 31, 2010 Allyes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number or disposed entities		5	6
Discontinued operation, net revenue			$ 127,611,538			$ 80,599,956
Discontinued operation, gain(loss) on disposal, before tax			45,384,077
Discontinued operation, gain(loss) on disposal, after tax	(1,544,922)	(7,411,454)	(44,054,471)
Percentage of ownership interest sold				62.00%	38.00%
Proceed from sale of ownership interest				124,000,000	13,300,000
Discontinued operation, pretax Profit (losses)						5,150,739
Discontinued operation, gain(loss) on disposal						78,999,821
Transaction cost related to disposal						$ 2,763,041